Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 3,222,435	$ 2,868,494	$ 2,926,578
Cost of revenue		(2,870,376)	(2,120,486)	(2,210,424)
Gross profit		352,059	748,008	716,154
Operating expenses
General administrative expenses		(1,234,567)	(519,272)	(220,831)
(Loss) profit from operations		(882,508)	228,736	495,323
Other income, net		31,570	1,077	957
Finance costs		(17,514)	(10,279)	(12,766)
(Loss) income before income tax		(868,452)	219,534	483,514
Provision for income tax expense		(7,541)	(58,965)	(48,060)
Net (loss) income for the period		(875,993)	160,569	435,454
Less: Net income attributable to non-controlling interests		(25,236)	(4,105)	(24,393)
Net (loss) income attributable to equity holders of the Company		$ (901,229)	$ 156,464	$ 411,061
Basic earnings per ordinary share		$ (0.06)	$ 0.01	$ 0.03
Diluted earnings per ordinary share		$ (0.06)	$ 0.01	$ 0.03
Weighted average number of ordinary shares outstanding	[1]	16,243,071	15,000,000	15,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).